Income Taxes - Summary of Valuation Allowances for Deferred Tax Assets (Detail)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Valuation Allowance [Abstract]
Beginning balance
Additions during the year	503,000
Ending balance	¥ 503,000